Derivative Liabilities (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, gain (loss) on derivative, net	$ (420,070)	$ (1,967,072)	$ (9,698,885)	$ 7,266,703	$ 7,238,498	$ (13,271,308)